Supplement Dated January 23, 2026

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2026, for the JNL/American Funds Capital Income Builder Fund, please delete all references to and information for Caroline Randall and Steven T. Watson.

Effective January 1, 2026, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Piyada Phanaphat.

Effective January 1, 2026, for the JNL/American Funds Growth-Income Fund, please delete all references to and information for Keiko McKibben.

Effective December 31, 2025, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Corey Bronner, CFA.

Effective December 31, 2025, for the JNL/PIMCO Real Return Fund, please delete all references to and information for Stephen Rodosky.

Effective December 31, 2025, for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete all references to and information for Brian W.H. Berghuis, CFA.

Effective January 31, 2026, for the JNL/William Blair International Leaders Fund, please delete all references to and information for Kenneth J. McAtamney.

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2020	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2020	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2020	Vice President and Portfolio Manager, JNAM
Rajiv Jain	April 2024	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	April 2024	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	April 2024	Senior Investment Analyst and Portfolio Manager, GQG
Siddharth Jain	April 2024	Investment Analyst and Deputy Portfolio Manager, GQG
Hyung Kim	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Craig Thrasher, CFA	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Sean Pompa, CFA	January 2026	Portfolio Manager and Senior Research Analyst, KAR
Ernest Yeung, CFA, IMC	April 2020	Portfolio Manager and Vice President, T. Rowe Price
Sanjay Ayer, CFA	April 2020	Portfolio Manager, WCM
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Name:	Joined Fund Management Team In:	Title:
Gregory S. Ise, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Mike Tian, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	April 2020	Portfolio Manager and co-CEO, WCM

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Laird Bieger	April 2022	Vice President and Portfolio Manager, BAMCO
Randolph Gwirtzman, CFA	April 2022	Vice President and Portfolio Manager, BAMCO
Jeffrey James	October 2024	Lead Portfolio Manager, Driehaus
Michael Buck	October 2024	Portfolio Manager, Driehaus
Prakash Vijayan, CFA	October 2024	Assistant Portfolio Manager, Driehaus
Andrew L. Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager, GIM
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager, GIM
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager, GIM
Todd Beiley, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Jon Christensen, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Julie Biel, CFA	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Chris Wright, CFA	March 2022	Portfolio Manager and Senior Research Analyst, KAR
Adam Xiao, CFA	January 2026	Portfolio Manager and Senior Research Analyst, KAR
Brian C. Fitzsimons, CFA	April 2022	Director of Small-Cap Growth Strategies, SBH
Mitch S. Begun, CFA	April 2022	Senior Portfolio Manager, SBH
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Capital Income Builder Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Aline Avzaradel	April 2021	Partner, Capital International Investors, CRMC
Alfonso Barroso	April 2020	Partner, Capital Research Global Investors, CRMC
Grant L. Cambridge	April 2020	Partner, Capital International Investors, CRMC
Charles E. Ellwein	March 2022	Partner, Capital Research Global Investors, CRMC
David A. Hoag	April 2020	Partner, Capital Fixed Income Investors, CRMC
Saurav Jain	January 2025	Partner, Capital International Investors, CRMC
Winnie Kwan	April 2020	Partner, Capital Research Global Investors, CRMC
James B. Lovelace	April 2020	Partner, Capital Research Global Investors, CRMC
Fergus N. MacDonald	April 2020	Partner, Capital Fixed Income Investors, CRMC
William L. Robbins	January 2024	Partner, Capital International Investors, CRMC
Brian Wong	January 2025	Partner, Capital Fixed Income Investors, CRMC
Dimitrije M. Mitrinovic	January 2026	Partner, Capital International Investors, CRMC
Andrea Montero	January 2026	Vice President, Capital Fixed Income Investors, CRMC
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Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Matt Hochstetler	January 2024	Partner, Capital World Investors, CRMC
Barbara Burtin	August 2025	Partner, Capital World Investors, CRMC
Jason B. Smith	August 2025	Partner, Capital World Investors, CRMC
Mathews Cherian	January 2026	Partner, Capital World Investors, CRMC

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth-Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Charles E. Ellwein	May 2020	Partner, Capital Research Global Investors, CRMC
J. Blair Frank	2010	Partner, Capital Research Global Investors, CRMC
Caroline Jones	June 2024	Partner, Capital Research Global Investors, CRMC
Brad Barrett	January 2026	Partner, Capital Research Global Investors, CRMC
Cheryl E. Frank	January 2026	Partner, Capital Research Global Investors, CRMC
Martin Jacobs	January 2026	Partner, Capital Research Global Investors, CRMC
Jessica C. Spaly	January 2026	Partner, Capital Research Global Investors, CRMC

Effective February 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/William Blair International Leaders Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Alaina Anderson, CFA	April 2022	Partner, William Blair
Simon Fennell	April 2022	Partner, William Blair
Chandan Khanna	February 2026	Portfolio Manager, William Blair

Effective January 1, 2026, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Capital Income Builder Fund, after the twelfth paragraph, please add the following:

Dimitrije M. Mitrinovic is a Partner of Capital International Investors and has been an investment professional for 24 years in total; 18 years with CRMC or its affiliates.

Andrea Montero is a Vice President of Capital Fixed Income Investors and has been an investment professional for 13 years in total; 8 years with CRMC or its affiliates.

Effective January 1, 2026, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Global Growth Fund, after the fourth paragraph, please add the following:

Mathews Cherian is a Partner of Capital World Investors and has been an investment professional for 29 years in total; 22 years with CRMC or its affiliates.

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Effective January 1, 2026, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Growth-Income Fund, after the fourth paragraph, please add the following:

Brad Barett is a Partner of Capital Research Global Investors and has been an investment professional for 25 years in total; all with CRMC or its affiliates.

Cheryl E. Frank is a Partner of Capital Research Global Investors and has been an investment professional for 28 years in total; 24 years with CRMC or its affiliates.

Martin Jacobs is a Partner of Capital Research Global Investors and has been an investment professional for 38 years in total; 25 years with CRMC or its affiliates.

Jessica C. Spaly is a Partner of Capital Research Global Investors and has been an investment professional for 27 years in total; 22 years with CRMC or its affiliates.

Effective January 1, 2026, in the section “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” subsection, “The Sub-Advisers,” for the JNL Multi-Manager Emerging Markets Equity Fund, after the ninth paragraph, please add the following:

Sean Pompa, CFA, is a Portfolio Manager and Senior Research Analyst at KAR. He has primary research responsibilities for international and emerging markets small-cap equities. Prior to joining KAR in 2021 as a research analyst, Mr. Pompa was a research analyst with Weitz Investment Management and a vice president, research analyst for First Pacific Advisors. Mr. Pompa earned a B.S.B.A. in finance and a B.A. in political science (minor in history) from West Virginia University. He also earned an MBA from the University of California, Los Angeles, and he completed a one-year program in advanced Mandarin Chinese from Zhejiang University. He is a Chartered Financial Analyst charterholder.

Effective January 1, 2026, in the section “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” subsection, “The Sub-Advisers,” for the JNL Multi-Manager Small Cap Growth Fund, after the nineteenth paragraph, please add the following:

Adam Xiao, CFA, is a Portfolio Manager and Senior Research Analyst at KAR. He has primary research responsibilities for small and mid-cap equities in the financials, consumer discretionary, information technology and industrials sectors. Prior to joining KAR in 2018 as a research analyst, Mr. Xiao was a senior research associate at Diamond Hill Capital Management, covering telecommunications and networking equipment companies. Mr. Xiao earned a B.A. in operations research and management science from the University of California, Berkeley and an MBA from Columbia Business School. He is a Chartered Financial Analyst charterholder.

Effective February 1, 2026, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/William Blair International Leaders Fund, after the fifth paragraph please add the following:

Chandan Khanna is an Associate of William Blair, has co-managed the William Blair Global Leaders Fund since 2025 and the International Leaders Fund since 2026. Before joining William Blair in 2025, Mr. Khanna was a Senior Partner and Portfolio Manager at Eighteen48 Partners, a boutique investment firm based in London, where he managed a global equity strategy from 2020 to 2025. Before joining Eighteen48 Partners, he was a Managing Director and Portfolio Manager with Rezayat Investments from 2015 to 2020. Prior to that, Mr. Khanna was a Vice President and Investment Manager at Capital Group from 2008 to 2015. He also worked in investment banking at Morgan Stanley from 2004 through 2006 and as an associate at KPMG from 1999 through 2004. Mr. Khanna has also qualified as a Chartered Accountant. Education: M.B.A., Institut Européen d’Administration des Affaires.

This Supplement is dated January 23, 2026.

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Supplement Dated January 23, 2026

To The Statement of Additional Information

Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2026, for the JNL/American Funds Capital Income Builder Fund, please delete all references to and information for Caroline Randall and Steven T. Watson.

Effective January 1, 2026, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Piyada Phanaphat.

Effective January 1, 2026, for the JNL/American Funds Growth-Income Fund, please delete all references to and information for Keiko McKibben.

Effective December 31, 2025, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Corey Bronner, CFA.

Effective December 31, 2025, for the JNL/PIMCO Real Return Fund, please delete all references to and information for Stephen Rodosky.

Effective December 31, 2025, for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete all references to and information for Brian W.H. Berghuis, CFA.

Effective January 31, 2026, for the JNL/William Blair International Leaders Fund, please delete all references to and information for Kenneth J. McAtamney.

Effective January 1, 2026, under “Shareholder Communications with Trustees,” please delete the paragraph in the entirety and replace with the following:

Shareholders of the Funds can communicate directly with the Board of Trustees (“Trustees”) by writing to the Chair of the Board, Mark S. Wehrle, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

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Effective January 1, 2026, on page 138, in the section, “Trustees and Officers of the Trust,” please delete the table rows and corresponding footnotes for Mark S. Wehrle and Edward C. Wood in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Independent Trustees
Mark S. Wehrle (68) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2026 to present) Trustee [2] (1/2018 to present)	134
Principal Occupation(s) During Past 5 Years: Retired Certified Public Accountant (1/2011 to present)
Other Directorships Held by Trustee During Past 5 Years: None
Edward C. Wood (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present) Chair of the Board (1/2020 to 12/2025)	134
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: None
[2] The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.
[3] The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Effective January 1, 2026, on pages 141-142, in the section, “Trustees and Officers of the Trust,” under “Committees of the Board of Trustees,” please delete the first and second paragraphs in the entirety and replace with the following:

The Audit Committee assists the Board of Trustees in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the Trust to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the Trust’s independent registered public accounting firm, and for the approval of the auditor’s fee. The Audit Committee also reviews the Trust’s internal controls regarding finance, accounting, legal compliance and the Trust’s auditing, accounting and financial processes generally. The Audit Committee also serves as the Trust’s “Qualified Legal Compliance Committee”, for the confidential receipt, retention, and consideration of reports of evidence of material violations under rules of the SEC. Messrs. Anyah, Bouchard, Rybak, and Ms. Woodworth are members of the Audit Committee. Mr. Rybak serves as Chair of the Audit Committee. Mr. Wehrle is an ex officio member of the Audit Committee. The Audit Committee had seven meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Governance Committee will accept Trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Governance Committee, c/o Chair of the Governance Committee, John W. Gillespie, P.O. Box 30902, Lansing, Michigan 48909-8402. Ms. Carnahan, and Messrs. Gillespie and Wood are members of the Governance Committee. Mr. Gillespie serves as Chair of the Governance Committee. Mr. Wehrle is an ex officio member of the Governance Committee. The Governance Committee had six meetings in the last fiscal year.

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Effective January 1, 2026, on page 143, in the section, “Trustees and Officers of the Trust,” under “Trustee Compensation,” please delete the first paragraph in the entirety and replace with the following:

The Trustee who is an “interested person” receives no compensation from the Trust. Effective January 1, 2026, each Independent Trustee is paid by the Fund Complex an annual retainer of $375,000. The fees are allocated to the funds within the Fund Complex on a pro-rata basis based on net assets. The Chairman of the Board of Trustees receives an additional annual retainer of $110,000. The Chair of the Audit Committee receives an additional annual retainer of $35,000 for services in that capacity. The Chair of the Governance Committee receives an additional annual retainer of $30,000 for services in that capacity. The Chair of each Investment Committee receives an additional annual retainer of $30,000 for services in that capacity.

Effective January 1, 2026, on pages 249-250, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Kayne Anderson Rudnick Investment Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the tables for the JNL Multi-Manager Emerging Markets Equity Fund and the JNL Multi-Manager Small Cap Growth Fund in the entirety and replace with the following, which reflects information as of November 30, 2025:

JNL Multi-Manager Emerging Markets Equity Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Hyung Kim	Other Registered Investment Companies	6	$1.69 billion	0	$0
	Other Pooled Vehicles	2	$84.9 million	0	$0
	Other Accounts	4	$561.2 million	0	$0

Craig Thrasher, CFA	Other Registered Investment Companies	7	$1.73 billion	0	$0
	Other Pooled Vehicles	5	$265.4 million	0	$0
	Other Accounts	4	$561.2 million	0	$0

Sean Pompa, CFA	Other Registered Investment Companies	0	0	0	$0
	Other Pooled Vehicles	0	0	0	$0
	Other Accounts	0	0	0	$0

JNL Multi-Manager Small Cap Growth Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Todd Beiley, CFA	Other Registered Investment Companies	6	$3.57 billion	0	$0
	Other Pooled Vehicles	2	$215.7 million	0	$0
	Other Accounts	5,668	$10.9 billion	1	$207.3 million

Jon Christensen, CFA	Other Registered Investment Companies	13	$8.98 billion	0	$0
	Other Pooled Vehicles	9	$1.22 billion	0	$0
	Other Accounts	24,624	$30.0 billion	4	$263.9 million

Julie Biel, CFA	Other Registered Investment Companies	5	$472.7 million	0	$0
	Other Pooled Vehicles	1	$42.2 million	0	$0
	Other Accounts	88	$153.1 million	0	$0

Chris Wright, CFA	Other Registered Investment Companies	5	$472.7 million	0	$0
	Other Pooled Vehicles	1	$42.2 million	0	$0
	Other Accounts	88	$153.1 million	0	$0

Adam Xiao, CFA	Other Registered Investment Companies	0	0	0	$0
	Other Pooled Vehicles	0	0	0	$0
	Other Accounts	107	$42.0 million	0	$0

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Effective January 1, 2026, on pages 250-251, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Kayne Anderson Rudnick Investment Management, LLC, under “Security Ownership of Portfolio Managers,” please delete the tables for the JNL Multi-Manager Emerging Markets Equity Fund and the JNL Multi-Manager Small Cap Growth Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Emerging Markets Equity Fund as of November 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Hyung Kim	X
Craig Thrasher, CFA	X
Sean Pompa, CFA	X

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of November 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Todd Beiley, CFA	X
Jon Christensen, CFA	X
Julie Biel, CFA	X
Chris Wright, CFA	X
Adam Xiao, CFA	X

Effective February 1, 2026, on page 306, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for William Blair Investment Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/William Blair International Leaders Fund in the entirety and replace with the following, which reflects information as of December 31, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Alaina Anderson, CFA	Other Registered Investment Companies	2	$2.13 billion	0	$0
	Other Pooled Vehicles	7	$2.28 billion	0	$0
	Other Accounts	19	$3.03 billion	1	$859.46 million

Simon Fennell	Other Registered Investment Companies	6	$4.78 billion	0	$0
	Other Pooled Vehicles	10	$3.49 billion	0	$0
	Other Accounts	31	$9.25 billion	1	$859.46 million

Chandan Khanna	Other Registered Investment Companies	1	$18.03 million	0	$0
	Other Pooled Vehicles	5	$458.44 million	0	$0
	Other Accounts	1	$16.30 million	0	$0

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Effective February 1, 2026, on page 306, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for William Blair Investment Management, LLC, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/William Blair International Leaders Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/William Blair International Leaders Fund as of December 31, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alaina Anderson, CFA	X
Simon Fennell	X
Chandan Khanna	X

Effective January 1, 2026, on pages 321-322, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the tables for the AFIS Master Capital Income Builder Fund, AFIS Master Global Growth Fund and the AFIS Master Growth-Income Fund in the entirety and replace with the following, which, unless otherwise noted, reflects information as of December 31, 2024:

AFIS Master Capital Income Builder

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Aline Avzaradel	5	$461.0	6	$5.07	0	$0
Alfonso Barroso	5	$257.4	5	$3.15	0	$0
Grant L. Cambridge	5	$362.0	11	$6.31	2	$0.24
Charles E. Ellwein	5	$252.6	3	$2.45	0	$0
David A. Hoag	8	$546.9	4	$25.59	0	$0
Saurav Jain	4	$110.1	5	$1.36	2	$0.24
Winnie Kwan	6	$196.4	3	$1.26	0	$0
James B. Lovelace	5	$372.7	6	$4.25	0	$0
Fergus N. MacDonald	9	$267.9	6	$3.95	0	$0
William L. Robbins	6	$542.4	4	$26.43	0	$0
Brian Wong	1	$105.6	2	$0.74	0	$0
Dimitrije M. Mitrinovic*	4	$367.0	4	$5.95	0	$0
Andrea Montero*	1	$19.1	2	$1.23	0	$0

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AFIS Master Global Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Patrice Collette	5	$162.2	5	$20.33	1	$0.14
Matt Hochstetler	7	$70.2	2	$0.52	0	$0
Barbara Burtin	5	$172.0	4	$22.90	0	$0
Jason B. Smith	1	$5.8	0	$0	0	$0
Mathews Cherian*	4	$480	5	$16.92	0	$0

AFIS Master Growth-Income Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Charles E. Ellwein	5	$212.7	3	$2.45	0	$0
J. Blair Frank	3	$391.1	3	$6.70	0	$0
Caroline Jones	2	$40.2	2	$1.68	0	$0
Brad Barrett*	2	$105.7	2	$4.63	0	$0
Cheryl E. Frank*	4	$120.2	1	$4.69	128	$19.24
Martin Jacobs*	6	$419.3	6	$13.80	0	$0
Jessica C. Spaly*	6	$655.5	6	$78.07	0	$0

*Information as of October 31, 2025.

This Supplement is dated January 23, 2026.

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